GENERAL AND ADMINSTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

		Years ended December 31,
	Notes	2018	2017
Salaries		$23.1	$24.0
Director fees and expenses		0.9	1.0
Professional and consulting fees		5.6	5.8
Other administration costs		4.7	4.4
Share-based compensation		7.4	5.2
Gain on cash flow hedge	21(c)	(0.4)	(0.7)
Depreciation expense		0.8	0.6
		$42.1	$40.3